Schedule of Components of Lease Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost
Fixed lease cost		$ 678
Variable lease cost		214
Total lease cost		892
Cash paid for amounts included in the measurement of lease liabilities		$ 681
Weighted-average discount rate - operating leases